Risk Management Activities - Summary of Effect of Change in Finance Expense on Group's Profit or Loss had LIBOR and Prime Differed as Indicated (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Decrease of One Point Five Percentage [Member] | Sensitivity to interest rates [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in finance expense	$ (6.6)	$ (15.9)
Decrease of One Point Five Percentage [Member] | Sensitivity to interest rates [member] | Change in London Interbank Offered Rate [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in finance expense	(5.1)	(9.8)
Decrease of One Point Five Percentage [Member] | Sensitivity to interest rates [member] | Change in Bank Bill Swap Bid Rate [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in finance expense	(0.7)	(4.9)
Decrease of One Point Five Percentage [Member] | Sensitivity to interest rates [member] | Johannesburg Interbank Average Rate and Prime Interest Rates [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in finance expense	(0.8)	(1.2)
Decrease of One Percentage [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase/(Decrease) in other comprehensive income	3.7	3.4
Decrease of One Percentage [Member] | Sensitivity to interest rates [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in finance expense	(4.3)	(10.6)
Decrease of One Percentage [Member] | Sensitivity to interest rates [member] | Change in London Interbank Offered Rate [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in finance expense	(3.4)	(6.5)
Decrease of One Percentage [Member] | Sensitivity to interest rates [member] | Change in Bank Bill Swap Bid Rate [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in finance expense	(0.4)	(3.3)
Decrease of One Percentage [Member] | Sensitivity to interest rates [member] | Johannesburg Interbank Average Rate and Prime Interest Rates [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in finance expense	(0.5)	(0.8)
Decrease of Zero Point Five Percentage [Member] | Sensitivity to interest rates [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in finance expense	(2.2)	(5.3)
Decrease of Zero Point Five Percentage [Member] | Sensitivity to interest rates [member] | Change in London Interbank Offered Rate [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in finance expense	(1.7)	(3.3)
Decrease of Zero Point Five Percentage [Member] | Sensitivity to interest rates [member] | Change in Bank Bill Swap Bid Rate [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in finance expense	(0.2)	(1.6)
Decrease of Zero Point Five Percentage [Member] | Sensitivity to interest rates [member] | Johannesburg Interbank Average Rate and Prime Interest Rates [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in finance expense	(0.3)	(0.4)
Increase of Zero Point Percentage Points [Member] | Sensitivity to interest rates [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in finance expense	2.2	5.3
Increase of Zero Point Percentage Points [Member] | Sensitivity to interest rates [member] | Change in London Interbank Offered Rate [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in finance expense	1.7	3.3
Increase of Zero Point Percentage Points [Member] | Sensitivity to interest rates [member] | Change in Bank Bill Swap Bid Rate [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in finance expense	0.2	1.6
Increase of Zero Point Percentage Points [Member] | Sensitivity to interest rates [member] | Johannesburg Interbank Average Rate and Prime Interest Rates [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in finance expense	0.3	0.4
Increase of One Percentage [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase/(Decrease) in other comprehensive income	(3.4)	(3.4)
Increase of One Percentage [Member] | Sensitivity to interest rates [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in finance expense	4.3	10.6
Increase of One Percentage [Member] | Sensitivity to interest rates [member] | Change in London Interbank Offered Rate [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in finance expense	3.4	6.5
Increase of One Percentage [Member] | Sensitivity to interest rates [member] | Change in Bank Bill Swap Bid Rate [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in finance expense	0.4	3.3
Increase of One Percentage [Member] | Sensitivity to interest rates [member] | Johannesburg Interbank Average Rate and Prime Interest Rates [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in finance expense	0.5	0.8
Increase of One Point Five Percentage [Member] | Sensitivity to interest rates [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in finance expense	6.6	15.9
Increase of One Point Five Percentage [Member] | Sensitivity to interest rates [member] | Change in London Interbank Offered Rate [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in finance expense	5.1	9.8
Increase of One Point Five Percentage [Member] | Sensitivity to interest rates [member] | Change in Bank Bill Swap Bid Rate [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in finance expense	0.7	4.9
Increase of One Point Five Percentage [Member] | Sensitivity to interest rates [member] | Johannesburg Interbank Average Rate and Prime Interest Rates [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in finance expense	0.8	1.2
Decrease of Ten Percentage [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
(Decrease)/increase in other comprehensive income	(4.8)	(9.3)
Decrease Of Five Percentage [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
(Decrease)/increase in other comprehensive income	(2.4)	(4.7)
Increase Of Five Percentage [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
(Decrease)/increase in other comprehensive income	2.4	4.7
Increase of Ten Percentage [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
(Decrease)/increase in other comprehensive income	4.8	9.3
Decrease of Two Percentage [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase/(Decrease) in other comprehensive income	7.6	6.8
Increase of Two Percentage [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase/(Decrease) in other comprehensive income	(6.7)	(6.8)
One Year Earlier [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase/(Decrease) in other comprehensive income	4.9	11.1
One Year Later [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase/(Decrease) in other comprehensive income	$ (7.5)	$ (10.1)